Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 703,323	R$ 647,321
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivable	97,390	73,563
Later Than One Months And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	126,623	109,908
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	91,411	85,193
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	60,847	55,043
Financial assets neither past due nor impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 327,052	R$ 323,614